Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 29, 2011
Hodges Fund (Prospectus Summary) | Hodges Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HODGES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hodges Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund's performance. During the most recent fiscal year, the Hodges Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
Hodges Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Hodges Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Hodges Fund invests in common stocks of companies of any market capitalization, small, medium or large. The Fund managers invest in what could be described as value situations. In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth over an extended period of time.

Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets. The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks or security indices. The Fund may also sell options and write "covered" call options.

The Hodges Fund may also invest up to 25% of its net assets in moderate growth stocks whose shares offer a high dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts ("ADRs").

The Advisor will consider selling a security in the Hodges Fund's portfolio if that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Hodges Fund's tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock. The Fund's portfolio turnover could exceed 100% in a given year. A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the
Hodges Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Hodges Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Hodges Fund may seek to hedge investments or realize additional gains through short sales. Because the Hodges Fund may short positions it does not own, potential losses to the Hodges Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Hodges Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Hodges Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Hodges Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Hodges Fund. The bar chart below illustrates how Class R shares of the Hodges Fund's total returns have varied from year to year. The table below illustrates how the Hodges Fund's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index. The
Hodges Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.hodgesmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Hodges Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Hodges Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Hodges Fund Calendar Year Total Returns Class R
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Hodges Fund's year-to-date return for Class R shares as of the most recent calendar quarter ended June 30, 2011 was 3.46%.

                    Highest Quarterly Return: 2Q, 2003 45.08%

                    Lowest Quarterly Return:  4Q, 2008 -32.21%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Class I shares commenced operations on December 12, 2008. Performance shown prior to the inception of Class I shares reflects the performance of the Hodges Fund's Class R shares, adjusted to reflect Class I expenses.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Class I shares commenced operations on December 12, 2008. Performance shown prior to the inception of Class I shares reflects the performance of the Hodges
Fund's Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Hodges Fund (Prospectus Summary) | Hodges Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.21%)
Hodges Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Hodges Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2001	rr_AnnualReturn2001	11.15%
Annual Return 2002	rr_AnnualReturn2002	(26.29%)
Annual Return 2003	rr_AnnualReturn2003	80.24%
Annual Return 2004	rr_AnnualReturn2004	24.45%
Annual Return 2005	rr_AnnualReturn2005	17.26%
Annual Return 2006	rr_AnnualReturn2006	17.77%
Annual Return 2007	rr_AnnualReturn2007	8.47%
Annual Return 2008	rr_AnnualReturn2008	(49.49%)
Annual Return 2009	rr_AnnualReturn2009	36.26%
Annual Return 2010	rr_AnnualReturn2010	21.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hodges Fund Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.66%
Hodges Fund | Class R Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hodges Fund Class R Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.44%
Hodges Fund | Class R Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hodges Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.68%
Hodges Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hodges Fund Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.71%